Principal activities and organization (Details Narrative) - CNY (¥) ¥ in Thousands		12 Months Ended
	May 29, 2023	Dec. 31, 2023
Stock split descripition	the Company’s board of directors approved to effect a one-for-two stock split of its ordinary shares (the “Stock Split”). As a result of the Stock Split, each ordinary share of US$0.00001 was automatically split to two issued and outstanding ordinary shares with par value of US$0.000005 each without any action on the part of the shareholder.
Lucas Star Holding Limited [Member]
Equity owner ship percentage		100.00%
Qing Dao Luogaoshi Consulting Co. Ltd. [Member]
Equity owner ship percentage		100.00%
Consideration to acquire equity investment		¥ 100
Qingdao Luogaoshi [Member]
Equity owner ship percentage		99.00%
Consideration to acquire equity investment		¥ 386,400